UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments	FMC Select Fund

July 31, 2012	(Unaudited)

	Shares	Value (000)
Common Stock (84.6%)
Banks (7.4%)
US Bancorp	237,000	$7,940
Wells Fargo	241,000	8,148

		16,088

Basic Industry (9.7%)
Danaher	125,000	6,601
Honeywell International	115,000	6,676
United Technologies	104,000	7,742

		21,019

Beverages (4.2%)
Anheuser-Busch InBev ADR	115,000	9,110

Energy (3.6%)
Range Resources	126,000	7,887

Food (4.2%)
Nestle ADR	150,000	9,245

Health Care (8.1%)
Baxter International	100,000	5,851
Johnson & Johnson	86,100	5,960
St. Jude Medical	155,000	5,791

		17,602

Media (8.2%)
Omnicom Group	189,020	9,485
Viacom, Cl B	180,000	8,408

		17,893

Miscellaneous (13.0%)
Berkshire Hathaway, Cl B*	81,550	6,919
Brookfield Asset Management, Cl A	230,000	7,776
Leucadia National	262,410	5,689
Onex	210,150	8,030

		28,414

Miscellaneous Consumer (4.2%)
Reckitt Benckiser Group(1)	165,000	9,066

Real Estate Investment Trust (3.5%)
General Growth Properties	420,000	7,610

Retail (7.5%)
Autozone*	19,700	7,392
CVS Caremark	197,500	8,937

		16,329

Schedule of Investments	FMC Select Fund

July 31, 2012	(Unaudited)

	Shares/Face Amount (000)	Value (000)
Technology (11.0%)
Adobe Systems*	213,000	$6,578
Apple	15,540	9,491
International Business Machines	40,000	7,839

		23,908

Total Common Stock
(Cost $122,330)		184,171

Residential Mortgage Obligations (0.5%)
Chase Mortgage Finance Corporation, Ser S1, Cl 1A18
5.500%, 05/25/35	$ 791	687
Countrywide Home Loan Mortgage Pass Through Trust, Ser J9, Cl 2A6
5.500%, 01/25/35	384	356
GSR Mortgage Loan Trust, Ser 6F, Cl A1
3.000%, 09/25/32	12	12

Total Residential Mortgage Obligations
(Cost $1,193)		1,055

U.S. Government Mortgage-Backed Obligation (0.0%)
Government National Mortgage Association, Ser 58, Cl VA
5.500%, 10/16/13 (Cost $24)	24	25

Short-Term Investment (14.9%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(2)
(Cost $32,369)	32,369,111	32,369

Total Investments (100.0%)
(Cost $155,916)†		$217,620

Percentages are based on Net Assets (in thousands) of $217,651.

*	Non-income producing security.
(1)	Security is traded on a foreign stock exchange.
(2)	The rate shown is the 7-day effective yield as of July 31, 2012.

ADR — American Depositary Receipt

Cl — Class

Ser — Series

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $155,916 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $62,533 and $(829), respectively.

Schedule of Investments	FMC Select Fund

July 31, 2012	(Unaudited)

The following table summarizes the valuation of the investments in securities, in thousands, within the fair value hierarchy levels as of July 31, 2012:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$184,171	$—	$—	$184,171
Residential Mortgage Obligations	—	1,055	—	1,055
U.S. Government Mortgage-Backed Obligation	—	25	—	25
Short-Term Investment	32,369	—	—	32,369

Total	$216,540	$1,080	$—	$217,620

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-002-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012